MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST    Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Tax-Exempt Securities Trust for the period ended June 30, 1999.

After last year's global economic difficulties, the financial markets have experienced a period of global healing. The turmoil, which included the Asian financial crisis, the Russian debt default and the near collapse of a major hedge fund, has given way to improved financial conditions. A major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the fed funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, continued to experience robust growth in the first half of 1999. Higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the Federal Reserve would begin to take back some of the liquidity provided during last year's financial crisis. Long-term interest rates reached 30-year lows in 1998 but have begun to rise. In June, the central bank raised the fed funds rate 25 basis points to
5.00 percent in its first tightening move since early 1997.

MUNICIPAL MARKET CONDITIONS

Municipal securities outperformed U.S. Treasuries in the first six months of 1999. This is in contrast to last year's flight to quality rally, that primarily benefited Treasuries. As global turmoil subsided, Treasury yields increased more than municipal yields. Since the beginning of the year, Treasury bond yields rose 85 basis points from 5.10 to 5.95 percent. Long-term insured index yields rose only 45 basis points, from 5.05 to 5.50 percent. The ratio of long-term municipal yields to Treasury yields, a widely followed indicator of relative performance, declined from 99 to 92 percent. A declining ratio means municipals have outperformed Treasuries.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

Municipal performance was also aided by a decline in underwriting. New-issue volume declined 23 percent in the first half of 1999. Higher interest rates caused a 47 percent decline in refunding activity.


                         30-YEAR BOND YIELDS 1994 - 1999

                    Insured                        U.S.                         Insured Municipal Yields as a
                 Municipal Yields            Treasury Yields               Percentage of U.S. Treasury Yields
1994                  5.40%                      6.34%                                   85.17%
                      5.40                       6.24                                    86.54
                      5.80                       6.66                                    87.09
                      6.40                       7.09                                    90.27
                      6.35                       7.32                                    86.75
                      6.25                       7.43                                    84.12
                      6.50                       7.61                                    85.41
                      6.25                       7.39                                    84.57
                      6.30                       7.45                                    84.56
                      6.55                       7.81                                    83.87
                      6.75                       7.96                                    84.80
                      7.00                       8.00                                    87.50
                      6.75                       7.88                                    85.66
1995                  6.40                       7.70                                    83.12
                      6.15                       7.44                                    82.66
                      6.15                       7.43                                    82.77
                      6.20                       7.34                                    84.47
                      5.80                       6.66                                    87.09
                      6.10                       6.62                                    92.15
                      6.10                       6.86                                    88.92
                      6.00                       6.66                                    90.09
                      5.95                       6.48                                    91.82
                      5.75                       6.33                                    90.84
                      5.50                       6.14                                    89.58
                      5.35                       5.94                                    90.07
1996                  5.40                       6.03                                    89.55
                      5.60                       6.46                                    86.69
                      5.85                       6.66                                    87.84
                      5.95                       6.89                                    86.36
                      6.05                       6.99                                    86.55
                      5.90                       6.89                                    85.63
                      5.85                       6.97                                    83.93
                      5.90                       7.11                                    82.98
                      5.70                       6.93                                    82.25
                      5.65                       6.64                                    85.09
                      5.50                       6.35                                    86.61
                      5.60                       6.63                                    84.46
1997                  5.70                       6.79                                    83.95
                      5.65                       6.80                                    83.09
                      5.90                       7.10                                    83.10
                      5.75                       6.94                                    82.85
                      5.65                       6.91                                    81.77
                      5.60                       6.78                                    82.60
                      5.30                       6.30                                    84.13
                      5.50                       6.61                                    83.21
                      5.40                       6.40                                    84.38
                      5.35                       6.15                                    86.99
                      5.30                       6.05                                    87.60
                      5.15                       5.92                                    86.99
1998                  5.15                       5.80                                    88.79
                      5.20                       5.92                                    87.84
                      5.25                       5.93                                    88.53
                      5.35                       5.95                                    89.92
                      5.20                       5.80                                    89.66
                      5.20                       5.65                                    92.04
                      5.18                       5.71                                    90.72
                      5.03                       5.27                                    95.45
                      4.95                       5.00                                    99.00
                      5.05                       5.16                                    97.87
                      5.00                       5.06                                    98.81
                      5.05                       5.10                                    99.02
1999                  5.00                       5.09                                    98.23
                      5.10                       5.58                                    91.40
                      5.15                       5.63                                    91.47
                      5.20                       5.66                                    91.87
                      5.30                       5.83                                    90.91
                      5.47                       5.96                                    91.78

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group


PERFORMANCE

For the six-month period ended June 30, 1999, the Fund's Class A, B, C and D shares produced total returns of -1.20 percent, -1.41 percent, -1.47 percent and -1.14 percent, respectively. Performance of the Fund's shares varies because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index registered total returns of -0.89 percent and -1.46 percent, respectively.

PORTFOLIO STRUCTURE

Short-term investments and cash were increased to 5 percent of net assets during the first half of 1999. Refunded bond category comprised 11 percent of net assets and will be called for redemption on the dates shown in the portfolio. Average duration, a measure of sensitivity to interest rate changes, was 6.9 years at the end of June. The Fund's average-weighted maturity was 16 years. The Fund's net assets

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

LARGEST LONG-TERM SECTORS AS OF JUNE 30, 1999
(% OF NET ASSETS)

TRANSPORTATION                                                15%
GENERAL OBLIGATION                                            15%
WATER & SEWER                                                 13%
ELECTRIC                                                      12%
REFUNDED                                                      11%
MORTGAGE                                                       9%
EDUCATION                                                      7%
HOSPITAL                                                       6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT RATINGS as of June 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                          64%
Aa or AA                            18%
A or A                              13%
Baa or BBB                           3%
N/R                                  2%


AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL STRUCTURE AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)


WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS

YEARS BONDS CALLABLE         PERCENT CALLABLE
1999                              1%
2000                              7%
2001                              8%
2002                              8%
2003                             10%
2004                              5%
2005                             11%
2006                              8%
2007                             10%
2008                             12%
2009                              6%
2010+                            14%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST of $1.12 billion were diversified among 13 long-term sectors and 129 individual credits. The accompanying charts provide current information on the portfolio's credit quality, sector diversification and optional redemption (call) provisions.

LOOKING AHEAD

The Federal Reserve Board raised interest rates in June. This confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise the fed funds rate further in an effort to take back the liquidity it provided in the fall of 1998. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                     /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FUND PERFORMANCE June 30, 1999

                                                 AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------------
               CLASS A SHARES*                                                         CLASS B SHARES+
----------------------------------------------                          ----------------------------------------------
PERIOD ENDED 6/30/99                                                    PERIOD ENDED 6/30/99
-------------------------                                               -------------------------
1 Year                     2.14(1)     -2.20(2)                         1 Year                     1.82(1)     -2.99(2)
5 Years                    6.37(1)      5.45(2)                         Since Inception (7/28/97)  3.94(1)      1.98(2)
10 Years                   6.69(1)      6.22(2)

               CLASS C SHARES++                                                        CLASS D SHARES#
----------------------------------------------                          ----------------------------------------------
PERIOD ENDED 6/30/99                                                    PERIOD ENDED 6/30/99
-------------------------                                               -------------------------
1 Year                     1.70(1)     0.74(2)                          1 Year                     2.42(1)
Since Inception (7/28/97)  3.69(1)     3.69(2)                          5 Years                    6.62(1)
                                                                        10 Years                   6.94(1)

---------------------
PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENTS FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 4.00% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS. BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (94.6%)
             General Obligation (14.5%)
             North Slope Borough, Alaska,
$    5,000    Ser 1992 A Conv (MBIA).....................................   5.90 %  06/30/03    $    5,266,350
    18,000    Ser 1994 B (FSA)...........................................   0.00    06/30/05        13,533,840
    18,500    Ser 1995 A (MBIA)..........................................   0.00    06/30/06        13,173,665
    13,925    Ser 1996 B (MBIA)..........................................   0.00    06/30/06         9,915,853
    10,000    Ser 1996 B (MBIA)..........................................   0.00    06/30/07         6,731,000
     1,000   Santa Margarita/Dana Point Authority, California, Impr Dists
              #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA)......................   5.75    08/01/20         1,022,690
     4,000   Connecticut, College Savings 1989 Ser A.....................   0.00    07/01/08         2,566,560
     7,500   Honolulu City & County, Hawaii, Ser 1999 C (FGIC)...........   5.00    07/01/18         7,146,225
     5,000   Illinois, Ser 1999 (FGIC)...................................   5.375   06/01/24         4,895,600
    20,000   Massachusetts, Refg 1996 Ser A (AMBAC)......................   6.00    11/01/10        21,713,200
     4,000   Clark County, Nevada, Transportation Ser 1992 A (AMBAC).....   6.50    06/01/17         4,570,840
             New York City, New York,
     1,500    1995 Ser D (MBIA)..........................................   6.20    02/01/07         1,622,430
     3,405    1990 Ser D.................................................   6.00    08/01/07         3,411,401
     2,865    1990 Ser D.................................................   6.00    08/01/08         2,870,386
    10,000   North Carolina, 1997 Ser A..................................   5.20    03/01/16         9,970,500
     1,000   Delaware City School District, Ohio, Constr & Impr (FGIC)...   5.75    12/01/20         1,023,690
    10,000   Pennsylvania, First Ser 1995 (FGIC).........................   5.50    05/01/12        10,273,800
    10,000   South Carolina, Highway Ser 1999 A..........................   4.60    05/01/19         9,041,700
     5,260   Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/14         5,394,498
     5,000   Houston Independent School District, Texas, PSF Gtd School &
              Refg Ser 1999 A............................................   5.25    02/15/18         4,923,800
    20,000   King County, Washington, Ltd Tax 1995 (MBIA)................   6.00    01/01/23        20,780,800
     2,000   Washington, Ser 1994 A......................................   5.80    09/01/08         2,099,600
----------                                                                                      --------------
   177,955                                                                                         161,948,428
----------                                                                                      --------------

             Educational Facilities Revenue (6.7%)
    10,000   Indiana University, Student Fee Ser K (MBIA)................   5.875   08/01/20        10,267,800
     6,000   Maryland State Health & Educational Facilities Authority,
              The Johns Hopkins University Refg Ser 1998.................   5.125   07/01/20         5,830,920
             Massachusetts Health & Educational Facilities Authority,
     7,000    Boston University Ser 1991 (MBIA)..........................   6.66    10/01/31         7,460,180
     5,000    Brandeis University, 1998 Ser I (MBIA).....................   4.75    10/01/28         4,437,350
     5,000   Missouri Health & Educational Facilities Authority,
              Washington University Ser 1998 A...........................   4.75    11/15/37         4,317,950
    10,000   New Hampshire Higher Educational & Health Facilities
              Authority, Dartmouth College Ser 1993......................   5.375   06/01/23         9,860,500
     2,000   New Jersey Economic Development Authority, The Seeing Eye
              Inc 1991...................................................   7.30    04/01/11         2,085,120
     5,000   New Jersey Educational Facilities Authority, Princeton
              University Ser 1999 A......................................   4.75    07/01/25         4,568,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             New York State Dormitory Authority,
$    5,000    State University Ser 1989 B................................   0.00 %  05/15/02    $    4,403,250
    20,000    State University Ser 1990 B................................   7.00    05/15/16        20,889,400
     1,000   Virginia Polytechnic Institute & State University, Ser
              1996.......................................................   5.50    06/01/16         1,013,310
----------                                                                                      --------------
    76,000                                                                                          75,134,030
----------                                                                                      --------------

             Electric Revenue (11.8%)
    25,000   Salt River Project Agricultural Improvement & Power
              District, Arizona, Refg 1993 Ser C (Secondary MBIA)........   5.50    01/01/10        25,949,500
    10,000   Sacramento Municipal Utility District, California, Refg 1994
              Ser L (MBIA)...............................................   5.75    01/01/15        10,367,100
    10,000   Municipal Electric Authority of Georgia, Ser Y (Secondary
              MBIA)......................................................   6.50    01/01/17        11,370,200
     5,000   Long Island Power Authority, New York, Ser 1998 A (FSA).....   5.125   12/01/22         4,779,850
             Eugene, Oregon, Electric Utility
     1,000    Ser 1996 (FSA).............................................   5.375   08/01/12         1,016,140
     1,000    Ser 1996 (FSA).............................................   5.375   08/01/13         1,013,170
             Puerto Rico Electric Power Authority,
     1,500    Power Ser X................................................   6.00    07/01/15         1,577,745
    15,000    Power Ser O................................................   0.00    07/01/17         5,687,550
     5,000    Power Ser EE (MBIA)........................................   4.50    07/01/18         4,496,900
    15,000   South Carolina Public Service Authority, 1995 Refg Ser A
              (AMBAC)....................................................   6.25    01/01/22        16,134,750
       710   Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC)......   6.25    05/15/16           761,873
             San Antonio, Texas, Electric & Gas
    13,000    Refg Ser 1994 C............................................   4.70    02/01/06        12,985,050
     5,000    Refg Ser 1998 A............................................   4.50    02/01/21         4,332,700
             Intermountain Power Agency, Utah,
     5,000    Refg Ser 1998 A (MBIA).....................................   5.25    07/01/15         4,946,700
    10,000    Refg 1997 Ser B (MBIA).....................................   5.75    07/01/19        10,229,000
    15,000   Washington Public Power Systems, Proj #2 Refg Ser 1994 A
              (Secondary MBIA)...........................................   6.00    07/01/07        16,061,100
----------                                                                                      --------------
   137,210                                                                                         131,709,328
----------                                                                                      --------------

             Hospital Revenue (5.5%)
    11,465   Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Ser 1995 A
              (Connie Lee)...............................................   6.25    08/15/09        12,393,092
     2,000   Orange County Health Facilities Authority, Florida,
              Adventist Health/Sunbelt Ser 1995 (AMBAC)..................   5.25    11/15/20         1,935,020
     1,000   Maryland Health & Higher Educational Facilities Authority,
              Kernan Hospital Ser 1994 (Connie Lee)......................   6.10    07/01/24         1,052,440
             Rochester, Minnesota,
     5,000    Mayo Foundation/Medical Center Ser 1992 I..................   5.75    11/15/21         5,082,700
     3,700    Mayo Foundation/Medical Center Ser 1992 F..................   6.25    11/15/21         3,942,461
    10,000   Missouri Health & Educational Facilities Authority,
              Barnes-Jewish Inc/ Christian Health Ser 1993 A.............   5.25    05/15/14         9,929,600
     1,300   New Hampshire Higher Educational & Health Facilities
              Authority, St Joseph Hospital Ser 1994 (Connie Lee)........   6.35    01/01/07         1,403,753

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
$    6,000   New York State Medical Care Facilities Finance Agency,
              Presbyterian Hospital - FHA Insured Mtge Ser A Refg........   5.25 %  08/15/14    $    5,968,680
     4,000   University of North Carolina, Hospitals at Chapel Hill Ser
              1996.......................................................   5.00    02/15/29         3,670,800
     2,000   Jackson, Tennessee, Jackson-Madison County General Hospital
              Refg & Impr Ser 1995 (AMBAC)...............................   5.625   04/01/15         2,025,480
     5,000   North Central Texas Health Facilities Development
              Corporation, University Medical Center Inc Ser 1997
              (FSA)......................................................   5.45    04/01/15         4,989,050
    10,000   Fredericksburg Industrial Development Authority, Virginia,
              Medicorp Health Refg Ser 1996 (AMBAC)......................   5.25    06/15/16         9,758,600
----------                                                                                      --------------
    61,465                                                                                          62,151,676
----------                                                                                      --------------

             Industrial Development/Pollution Control Revenue (4.1%)
     1,500   Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1995 A (AMT) (MBIA)....................................   6.60    01/01/25         1,615,905
     1,375   Maryland Industrial Development Financing Authority, Medical
              Waste Assocs LP 1989 Ser (AMT).............................   8.75    11/15/10         1,383,223
    10,000   Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT)
              (FGIC).....................................................   6.70    06/01/22        10,688,300
     5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987
              (AMBAC)....................................................   6.30    12/01/14         5,303,500
     5,000   Alliance Airport Authority, Texas, AMR Corp Ser 1990
              (AMT)......................................................   7.50    12/01/29         5,289,100
    10,000   Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14        10,202,600
    10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993
              A..........................................................   6.90    02/01/13        10,862,000
----------                                                                                      --------------
    42,875                                                                                          45,344,628
----------                                                                                      --------------

             Mortgage Revenue - Multi-Family (2.3%)
       955   Massachusetts Housing Finance Agency, Rental 1994 Ser A
              (AMT) (AMBAC)..............................................   6.65    07/01/19         1,017,027
     5,560   Michigan Housing Development Authority, Rental 1992 Ser A
              (Bifurcated FSA)...........................................   6.50    04/01/23         5,870,693
     9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
              (AMBAC)....................................................   6.05    11/01/20         9,433,350
             New York City Housing Development Corporation, New York,
     4,307    Ruppert Proj - FHA Ins Sec 223F............................   6.50    11/15/18         4,523,410
     4,162    Stevenson Commons Proj - FHA Ins Sec 223F..................   6.50    05/15/18         4,370,283
----------                                                                                      --------------
    23,984                                                                                          25,214,763
----------                                                                                      --------------

             Mortgage Revenue - Single Family (6.5%)
     7,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA).....................................................   5.875   12/01/24         7,250,950
     2,440   California Housing Finance Agency, Home Cap Apprec 1983 Ser
              B..........................................................   0.00    08/01/15           471,823
             Colorado Housing & Finance Authority,
     2,000    1998 Ser A-2 (AMT).........................................   6.60    05/01/28         2,199,100
     2,500    1997 Ser C-2 (AMT).........................................   6.875   11/01/28         2,763,650
    12,100   Illinios Housing Development Authority, Residential 1991 Ser
              C (AMT)....................................................   6.875   02/01/18        12,736,581
             Missouri Housing Development Commission, Homeownership,
     3,260    GNMA-FNMA Collateralized 1996 Ser C (AMT)..................   7.45    09/01/27         3,583,457
     3,910    GNMA-FNMA Collateralized 1997 Ser C-1......................   6.55    09/01/28         4,262,330
     3,400   Nebraska Investment Finance Authority, GNMA-Backed 1990
              (AMT)......................................................   7.631   09/10/30         3,542,766

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
$    4,850   Ohio Housing Finance Agency, GNMA-Backed Ser A 1 & 2
              (AMT)......................................................   6.903%  03/01/31    $    5,074,361
    10,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT)....   7.00    10/01/23        10,539,900
             Tennessee Housing Development Agency,
     4,000    Mortgage Finance 1993 Ser A................................   5.90    07/01/18         4,111,680
     1,000    Mortgage Finance 1994 Ser B (AMT)..........................   6.55    07/01/19         1,046,760
    11,000    Mortgage Finance 1993 Ser A................................   5.95    07/01/28        11,340,780
       310   Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E
              (AMT)......................................................   6.50    07/01/26           315,481
     3,000   Wisconsin Housing & Economic Development Authority, Home
              Ownership 1991 Ser (AMT)...................................   7.10    10/25/22         3,148,530
----------                                                                                      --------------
    70,770                                                                                          72,388,149
----------                                                                                      --------------

             Public Facilities Revenue (1.1%)
     2,000   North City West School Facilities Authority, California,
              Community Dist #1 Special Tax Ser 1995 B (FSA).............   6.00    09/01/19         2,098,980
     3,500   Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA).....   5.00    11/01/08         3,500,560
     5,000   Ohio Building Authority, 1985 Ser C.........................   9.75    10/01/05         6,294,850
----------                                                                                      --------------
    10,500                                                                                          11,894,390
----------                                                                                      --------------

             Resource Recovery Revenue (2.5%)
     4,950   Connecticut Resources Development Authority, Bridgeport
              RESCO Ser A................................................   7.625   01/01/09         5,133,645
     7,000   Savannah Resource Recovery Development Authority, Georgia,
              Savannah Energy Systems Co Ser 1992........................   6.30    12/01/06         7,335,230
    10,000   Northeast Maryland Waste Disposal Authority, Montgomery
              County Ser 1993 A (AMT)....................................   6.30    07/01/16        10,524,200
     5,000   Onondaga County Resource Recovery Agency, New York, 1992 Ser
              (AMT)......................................................   6.875   05/01/06         5,223,600
----------                                                                                      --------------
    26,950                                                                                          28,216,675
----------                                                                                      --------------

             Transportation Facilities Revenue (14.7%)
     5,000   San Francisco Bay Area Rapid Transit District, California,
              Sales Tax Ser 1998 (AMBAC).................................   4.75    07/01/23         4,509,700
    10,000   San Joaquin Hills Transportation Corridor Agency,
              California, Toll Road Refg Ser 1997 A (MBIA)...............   0.00    01/15/31         1,709,100
     9,900   E-470 Public Highway Authority, Colorado, Ser 1997 A
              (MBIA).....................................................   5.00    09/01/26         9,218,484
     1,000   Lee County, Florida, Ser 1995 (MBIA)........................   5.75    10/01/22         1,025,640
             Mid-Bay Bridge Authority, Florida,
     8,965    Ser 1993 A (AMBAC).........................................   5.85    10/01/13         9,409,126
     3,000    Ser 1997 A (AMBAC).........................................   0.00    10/01/21           861,540
    10,000   Atlanta, Georgia, Airport Ser 1990 (AMT)....................   6.25    01/01/21        10,360,100
     5,000   Hawaii, Airports Second Ser 1991 (AMT)......................   7.00    07/01/18         5,306,500
       850   Regional Transportation Authority, Illinois, Ser 1994 A.....   6.25    06/01/15           919,198
     3,000   Kansas, Highway Refg Ser 1998...............................   5.50    09/01/12         3,116,760

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             Kentucky Turnpike Authority,
$    9,000    Economic Development Road Refg Ser 1995 (AMBAC)............   6.50 %  07/01/08    $   10,045,080
     1,000    Economic Development Road Refg Ser 1995 (AMBAC)............   5.625   07/01/15         1,025,560
    30,000    Resource Recovery Road 1987 Ser A..........................   5.00    07/01/08        30,000,300
    13,885   Massachusetts Turnpike Authority, Western 1997 Ser A
              (MBIA).....................................................   5.55    01/01/17        13,954,425
    10,000   Minneapolis - St Paul Metropolitan Airports Commission,
              Minnesota, Ser 1998 A (AMBAC)..............................   5.00    01/01/30         9,390,900
    11,000   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser......   6.25    01/01/14        11,647,680
     6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT)
              (AMBAC)....................................................   6.375   07/01/15         7,123,985
     1,500   Port Authority of New York & New Jersey, Cons One Hundredth
              Ser Second Installment ++..................................   5.75    12/15/20         1,548,255
    10,000   Ohio Turnpike Commission, Ser 1998 B (FGIC).................   4.50    02/15/24         8,610,900
             Pennsylvania Turnpike Commission,
     5,000    Ser L of 1991 (MBIA).......................................   6.00    06/01/15         5,232,200
     5,000    Ser A 1998 (AMBAC).........................................   4.75    12/01/27         4,463,850
    10,000   Puerto Rico Highway & Transportation Authority, Refg Ser
              X..........................................................   5.50    07/01/15        10,224,800
     4,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993
              B..........................................................   5.625   05/15/13         4,123,600
----------                                                                                      --------------
   173,695                                                                                         163,827,683
----------                                                                                      --------------

             Water & Sewer Revenue (12.7%)
     2,000   Jefferson County, Alabama, Sewer Refg Ser 1997 A (FGIC).....   5.375   02/01/27         1,967,400
    10,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien
              Water Ser 1994.............................................   5.45    07/01/19        10,063,600
    10,000   California Department of Water Resources, Central Valley Ser
              L..........................................................   5.50    12/01/23         9,999,500
    10,000   Los Angeles, California, Wastewater Ser 1994-A (MBIA).......   5.875   06/01/24        10,371,099
     1,000   Dade County, Florida, Water & Sewer Ser 1995 (FGIC).........   5.50    10/01/15         1,016,480
     5,000   Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC).........   4.75    10/01/27         4,471,550
     5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)....   4.75    01/01/28         4,489,850
     5,000   Upper Oconee Basin Water Authority, Georgia, Ser 1997
              (FGIC).....................................................   5.25    07/01/27         4,878,250
    10,000   Louisville & Jefferson County Metropolitan Sewer District,
              Kentucky, Ser 1998 A (FGIC)................................   4.75    05/15/28         8,960,200
    10,000   Massachusetts Water Pollution Abatement Trust, MWRA Loan Ser
              1998 A.....................................................   4.75    08/01/18         9,153,200
    10,000   Massachusetts Water Resources Authority, Refg 1992 Ser B....   5.50    11/01/15        10,054,200
             Detroit, Michigan,
     3,320    Sewage Refg Ser 1993 A (FGIC)..............................   5.70    07/01/13         3,402,934
    10,000    Water Supply 1997 Ser A (MBIA).............................   5.00    07/01/21         9,415,000
     5,090   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1998
              (AMBAC)....................................................   5.25    05/15/18         5,011,818
     2,000   Asheville, North Carolina, Water Ser 1996 (FGIC)............   5.70    08/01/25         2,044,260
    10,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)....   5.00    01/01/23         9,483,700
             Philadelphia, Pennsylvania, Water & Wastewater
     1,250    Ser 1995 (MBIA)............................................   6.25    08/01/11         1,374,875
     5,000    Ser 1993 (FSA).............................................   5.50    06/15/15         5,030,100
             Pittsburgh Water & Sewer Authority, Pennsylvania,
    20,000    1998 Ser B (FGIC)..........................................   0.00    09/01/26         4,353,000
    10,000    1998 Ser B (FGIC)..........................................   0.00    09/01/28         1,942,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
$    5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998
              (FGIC).....................................................   5.25 %  06/01/28    $    4,819,800
    11,000   Metropolitan Government of Nashville & Davidson County,
              Tennessee, Refg Ser 1998 A (FGIC)..........................   4.75    01/01/22        10,035,080
    10,000   Dallas, Texas, Waterworks & Sewer Refg Ser 1998 (FSA).......   5.00    10/01/29         9,266,200
----------                                                                                      --------------
   170,660                                                                                         141,604,696
----------                                                                                      --------------

             Other Revenue (0.8%)
     1,000   New Jersey Economic Development Authority, Market Transition
              Sr Lien Ser 1994 A (MBIA)..................................   5.875   07/01/11         1,057,210
     5,000   New York Local Government Assistance Corporation, Ser 1993
              C..........................................................   5.50    04/01/17         5,131,100
     3,000   Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995
              (FSA)......................................................   5.50    07/01/11         3,039,960
----------                                                                                      --------------
     9,000                                                                                           9,228,270
----------                                                                                      --------------

             Refunded (11.4%)
    10,000   Birmingham Water Works & Sewer Board, Alabama, Ser 1994.....   5.50    01/01/04+       10,558,800
     3,000   Baxter County, Arkansas, Baxter County Regional Hospital Inc
              Impr & Refg Ser 1992.......................................   7.50    09/01/02+        3,329,070
     1,000   California Educational Facilities Authority, Claremont
              Colleges Ser 1992..........................................   6.375   05/01/02+        1,075,570
     9,000   Los Angeles Convention and Exhibition Center Authority,
              California, Ser 1985 COPs..................................   9.00    12/01/05+       11,281,500
     2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM).........   6.875   10/01/22         2,982,500
     1,500   Massachusetts Health & Educational Facilities Authority,
              Malden Hospital - FHA Ins Mtge Ser A (ETM).................   5.00    08/01/16         1,459,620
    10,000   Massachusetts Water Resources Authority, 1996 Ser A
              (FGIC).....................................................   5.50    11/01/06+       10,600,300
    14,000   New York State Dormitory Authority, Suffolk County Judicial
              Ser 1986 (ETM).............................................   7.375   07/01/16        16,794,400
     7,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70    02/01/06         6,937,420
    25,000   Intermountain Power Agency, Utah, Refg 1985 Ser H (GAINS)...   0.00#   07/01/03+       27,817,250
     5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM).......   5.00    06/01/15         4,891,750
    28,000   Fairfax County Industrial Development Authority, Virginia,
              Fairfax Hospital System Inc/Inova Health Ser 1991..........   6.801   08/15/01+       29,932,560
----------                                                                                      --------------
   116,000                                                                                         127,660,740
----------                                                                                      --------------
 1,097,064   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $1,001,208,020)...............    1,056,323,456
----------                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.8%)
$   10,000   Maricopa County, Arizona, Arizona Public Service Co Ser 1994
              C
              (Demand 07/01/99)..........................................   3.45*%  05/01/29    $   10,000,000
     6,000   Massachusetts Health & Educational Facilities Authority,
              Capital Asset Ser D (MBIA) (Demand 07/01/99)...............   3.70*   01/01/35         6,000,000
             Harris County Health Facilities Development Corporation,
              Texas,
     9,000    Methodist Hospital Ser 1994 (Demand 07/01/99)..............   3.50*   12/01/25         9,000,000
     7,500    St Luke's Episcopal Hospital Ser 1997 A (Demand
                07/01/99)................................................   3.85*   02/15/27         7,500,000
     9,500   Platte County, Wyoming, Tri-State Generation & Transmission
              Ser 1984 A (Demand 07/01/99)...............................   3.60*   07/01/14         9,500,000
----------                                                                                      --------------
    42,000   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
              $42,000,000)...................................................................       42,000,000
----------                                                                                      --------------

$1,139,064   TOTAL INVESTMENTS (Identified Cost $1,043,208,020) (a).................    98.4%    1,098,323,456
==========

             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    1.6       17,977,126
                                                                                       -----    --------------

             NET ASSETS..............................................................  100.0%   $1,116,300,582
                                                                                       -----    ==============
                                                                                       -----

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
  GAINS     Growth and Income Security.
    ++      Joint exemption in New York and New Jersey.
    +       Prerefunded to call date shown.
    #       Currently a zero coupon bond; will convert to 10.00% coupon on July 1, 2000.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $64,515,664 and the aggregate gross
            unrealized depreciation is $9,400,228, resulting in net
            unrealized appreciation of $55,115,436.

Bond Insurance
-----------------------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1999

Alabama..................       2.2%
Alaska...................       5.0
Arizona..................       4.1
Arkansas.................       0.3
California...............       4.7
Colorado.................       1.6
Connecticut..............       0.7
Florida..................       1.9
Georgia..................       3.4
Hawaii...................       1.3
Illinois.................       1.7
Indiana..................       0.9
Kansas...................       0.3
Kentucky.................       4.5
Maryland.................       1.7
Massachusetts............       7.7
Michigan.................       1.7
Minnesota................       1.6
Missouri.................       2.0
Nebraska.................       0.3
Nevada...................       1.8
New Hampshire............       1.0
New Jersey...............       2.7
New Mexico...............       1.1
New York.................       7.3
North Carolina...........       1.4
Ohio.....................       2.7
Oregon...................       0.2
Pennsylvania.............       3.9
Puerto Rico..............       2.0
South Carolina...........       2.7
Tennessee................       3.0
Texas....................       7.1
Utah.....................       4.3
Virginia.................       4.0
Washington...............       3.5
Wisconsin................       1.3
Wyoming..................       0.9
Joint Exemptions*........      (0.1)
                             ------
Total....................      98.4%
                             ======

---------------------
* Joint exemptions have been included in more than one geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $1,043,208,020)......  $1,098,323,456
Cash...................................       1,356,715
Receivable for:
    Interest...........................      16,946,329
    Shares of beneficial interest
     sold..............................         726,323
    Investments sold...................         201,738
Prepaid expenses and other assets......         113,270
                                         --------------
    TOTAL ASSETS.......................   1,117,667,831
                                         --------------
LIABILITIES:
Payable for:
    Investment management fee..........         446,878
    Shares of beneficial interest
     repurchased.......................         423,879
    Dividends and distributions to
     shareholders......................         310,903
    Plan of distribution fee...........          88,792
Accrued expenses.......................          96,797
                                         --------------
    TOTAL LIABILITIES..................       1,367,249
                                         --------------
    NET ASSETS.........................  $1,116,300,582
                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital........................  $1,059,216,915
Net unrealized appreciation............      55,115,436
Accumulated undistributed net
 investment income.....................          18,572
Accumulated undistributed net realized
 gain..................................       1,949,659
                                         --------------
    NET ASSETS.........................  $1,116,300,582
                                         ==============
CLASS A SHARES:
Net Assets.............................     $19,022,746
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       1,645,796
    NET ASSET VALUE PER SHARE..........          $11.56
                                         ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net
     asset value)......................          $12.07
                                         ==============
CLASS B SHARES:
Net Assets.............................    $144,123,029
Shares Outstanding (unlimited
 authorized, $.01 par value)...........      12,417,650
    NET ASSET VALUE PER SHARE..........          $11.61
                                         ==============
CLASS C SHARES:
Net Assets.............................      $9,759,456
Shares Outstanding (unlimited
 authorized, $.01 par value)...........         842,634
    NET ASSET VALUE PER SHARE..........          $11.58
                                         ==============
CLASS D SHARES:
Net Assets.............................    $943,395,351
Shares Outstanding (unlimited
 authorized, $.01 par value)...........      81,679,328
    NET ASSET VALUE PER SHARE..........          $11.55
                                         ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999
 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME..........................  $ 32,003,353
                                           ------------

EXPENSES
Investment management fee................     2,513,422
Plan of distribution fee (Class A
 shares).................................        12,691
Plan of distribution fee (Class B
 shares).................................       419,000
Plan of distribution fee (Class C
 shares).................................        31,464
Transfer agent fees and expenses.........       205,716
Registration fees........................        48,303
Shareholder reports and notices..........        42,104
Professional fees........................        35,468
Custodian fees...........................        23,522
Trustees' fees and expenses..............         9,203
Other....................................        23,678
                                           ------------

    TOTAL EXPENSES.......................     3,364,571
Less: expense offset.....................       (23,453)
                                           ------------

    NET EXPENSES.........................     3,341,118
                                           ------------

    NET INVESTMENT INCOME................    28,662,235
                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain........................     1,949,783
Net change in unrealized appreciation....   (43,944,499)
                                           ------------

    NET LOSS.............................   (41,994,716)
                                           ------------

NET DECREASE.............................  $(13,332,481)
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     JUNE 30, 1999    DECEMBER 31, 1998
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $   28,662,235    $   59,803,857
Net realized gain..................................       1,949,783        15,111,631
Net change in unrealized appreciation..............     (43,944,499)       (5,416,357)
                                                     --------------    --------------

    NET INCREASE (DECREASE)........................     (13,332,481)       69,499,131
                                                     --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.................................        (442,102)         (460,545)
    Class B shares.................................      (3,101,929)       (5,022,084)
    Class C shares.................................        (193,306)         (218,789)
    Class D shares.................................     (24,924,898)      (54,102,439)

Net realized gain
    Class A shares.................................         (52,983)         (187,529)
    Class B shares.................................        (400,237)       (1,743,115)
    Class C shares.................................         (27,144)          (93,965)
    Class D shares.................................      (2,638,565)      (14,360,329)
                                                     --------------    --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............     (31,781,164)      (76,188,795)
                                                     --------------    --------------

Net decrease from transactions in shares of
 beneficial interest...............................     (16,774,622)      (14,502,186)
                                                     --------------    --------------

    NET DECREASE...................................     (61,888,267)      (21,191,850)

NET ASSETS:
Beginning of period................................   1,178,188,849     1,199,380,699
                                                     --------------    --------------
    END OF PERIOD
    (Including undistributed net investment income
    of $18,572 and $18,572, respectively)..........  $1,116,300,582    $1,178,188,849
                                                     ==============    ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.60% of the average daily net assets of Class B; and (iii) Class C -- up to 0.70% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,489,480 at June 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $112,609 and $1,759, respectively and received $68,013 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 aggregated $45,806,652 and $80,992,171, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $8,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


Trustees' fees and expenses in the Statement of Operations amounted to $2,888. At June 30, 1999, the Fund had an accrued pension liability of $50,901 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    JUNE 30, 1999                 DECEMBER 31, 1998
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   -------------
CLASS A SHARES
Sold........................................................     502,126   $  6,010,893        1,188,860   $  14,401,331
Reinvestment of dividends and distributions.................      17,794        210,181           23,219         279,925
Redeemed....................................................    (125,350)    (1,492,710)        (279,886)     (3,403,298)
                                                              ----------   ------------       ----------   -------------
Net increase - Class A......................................     394,570      4,728,364          932,193      11,277,958
                                                              ----------   ------------       ----------   -------------
CLASS B SHARES
Sold........................................................   2,440,205     29,268,737        4,978,407      60,561,390
Reinvestment of dividends and distributions.................     156,509      1,858,493          307,110       3,717,941
Redeemed....................................................  (1,138,437)   (13,617,202)      (2,198,759)    (26,762,285)
                                                              ----------   ------------       ----------   -------------
Net increase - Class B......................................   1,458,277     17,510,028        3,086,758      37,517,046
                                                              ----------   ------------       ----------   -------------
CLASS C SHARES
Sold........................................................     352,805      4,213,137          505,118       6,127,960
Reinvestment of dividends and distributions.................      12,225        144,639           18,393         222,199
Redeemed....................................................    (153,440)    (1,817,724)        (136,298)     (1,653,180)
                                                              ----------   ------------       ----------   -------------
Net increase - Class C......................................     211,590      2,540,052          387,213       4,696,979
                                                              ----------   ------------       ----------   -------------
CLASS D SHARES
Sold........................................................      25,433        302,037          264,495       3,195,718
Reinvestment of dividends and distributions.................   1,282,008     15,169,381        3,213,005      38,720,154
Redeemed....................................................  (4,794,452)   (57,024,484)      (9,095,698)   (109,910,041)
                                                              ----------   ------------       ----------   -------------
Net decrease - Class D......................................  (3,487,011)   (41,553,066)      (5,618,198)    (67,994,169)
                                                              ----------   ------------       ----------   -------------
Net decrease in Fund........................................  (1,422,574)  $(16,774,622)      (1,212,034)  $ (14,502,186)
                                                              ==========   ============       ==========   =============

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                         FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED       --------------------------------------------------------------------
                                          JUNE 30, 1999        1998          1997*           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
                                           (unaudited)
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....     $12.01           $12.08         $11.77         $12.09         $11.01         $12.41
                                             ------           ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
 Net investment income..................       0.30             0.62           0.63           0.65           0.67           0.70
 Net realized and unrealized gain
   (loss)...............................      (0.43)            0.10           0.36          (0.24)          1.19          (1.37)
                                             ------           ------         ------         ------         ------         ------

Total income (loss) from investment
 operations.............................      (0.13)            0.72           0.99           0.41           1.86          (0.67)
                                             ------           ------         ------         ------         ------         ------

Less dividends and distributions from:
 Net investment income..................      (0.30)           (0.62)         (0.63)         (0.65)         (0.67)         (0.70)
 Net realized gain......................      (0.03)           (0.17)         (0.05)         (0.08)         (0.11)         (0.03)
                                             ------           ------         ------         ------         ------         ------

Total dividends and distributions.......      (0.33)           (0.79)         (0.68)         (0.73)         (0.78)         (0.73)
                                             ------           ------         ------         ------         ------         ------

Net asset value, end of period..........     $11.55           $12.01         $12.08         $11.77         $12.09         $11.01
                                             ======           ======         ======         ======         ======         ======

TOTAL RETURN+...........................      (1.14)%(1)        6.11%          8.73%          3.61%         17.37%         (5.55)%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................       0.50 %(2)(4)     0.50%(3)(4)    0.49%          0.48%          0.48%          0.47%

Net investment income...................       5.05 %(2)(4)     5.12%(4)       5.34%          5.52%          5.76%          6.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................       $943           $1,023         $1,097         $1,190         $1,325         $1,295

Portfolio turnover rate.................          4%(1)           15%            16%            18%            21%            16%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                                                                                   FOR THE PERIOD
                                                               FOR THE SIX      FOR THE YEAR       JULY 28, 1997*
                                                              MONTHS ENDED          ENDED              THROUGH
                                                              JUNE 30, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)

CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $12.02            $12.09              $12.00
                                                                  ------            ------              ------
Income (loss) from investment operations:
 Net investment income......................................        0.29              0.59                0.25
 Net realized and unrealized gain (loss)....................       (0.43)             0.10                0.14
                                                                  ------            ------              ------
Total income (loss) from investment operations..............       (0.14)             0.69                0.39
                                                                  ------            ------              ------
Less dividends and distributions from:
 Net investment income......................................       (0.29)            (0.59)              (0.25)
 Net realized gain..........................................       (0.03)            (0.17)              (0.05)
                                                                  ------            ------              ------
Total dividends and distributions...........................       (0.32)            (0.76)              (0.30)
                                                                  ------            ------              ------
Net asset value, end of period..............................      $11.56            $12.02              $12.09
                                                                  ======            ======              ======
TOTAL RETURN+...............................................       (1.20)%(1)         5.86%               3.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.64 %(2)(5)      0.74%(4)(5)         0.76%(2)(3)
Net investment income.......................................        4.91 %(2)(5)      4.88%(5)            4.96%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $19,023           $15,041              $3,857
Portfolio turnover rate.....................................           4 %(1)           15%                 16%

CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $12.07            $12.14              $12.00
                                                                  ------            ------              ------
Income (loss) from investment operations:
 Net investment income......................................        0.26              0.55                0.23
 Net realized and unrealized gain (loss)....................       (0.43)             0.10                0.19
                                                                  ------            ------              ------
Total income (loss) from investment operations..............       (0.17)             0.65                0.42
                                                                  ------            ------              ------
Less dividends and distributions from:
 Net investment income......................................       (0.26)            (0.55)              (0.23)
 Net realized gain..........................................       (0.03)            (0.17)              (0.05)
                                                                  ------            ------              ------
Total dividends and distributions...........................       (0.29)            (0.72)              (0.28)
                                                                  ------            ------              ------
Net asset value, end of period..............................      $11.61            $12.07              $12.14
                                                                  ======            ======              ======
TOTAL RETURN+...............................................       (1.41)%(1)         5.47%               3.57%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.10 %(2)(5)      1.10%(4)(5)         1.14%(2)(3)
Net investment income.......................................        4.45 %(2)(5)      4.52%(5)            4.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $144,123          $132,303             $95,573
Portfolio turnover rate.....................................           4 %(1)           15%                 16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                                              FOR THE SIX                         FOR THE PERIOD
                                                              MONTHS ENDED     FOR THE YEAR       JULY 28, 1997*
                                                                JUNE 30,           ENDED              THROUGH
                                                                  1999       DECEMBER 31, 1998   DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------
                                                              (unaudited)

CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $12.04            $12.11              $12.00
                                                                 ------            ------              ------

Income (loss) from investment operations:
 Net investment income......................................       0.26              0.53                0.23
 Net realized and unrealized gain (loss)....................      (0.43)             0.10                0.16
                                                                 ------            ------              ------

Total income (loss) from investment operations..............      (0.17)             0.63                0.39
                                                                 ------            ------              ------

Less dividends and distributions from:
 Net investment income......................................      (0.26)            (0.53)              (0.23)
 Net realized gain..........................................      (0.03)            (0.17)              (0.05)
                                                                 ------            ------              ------

Total dividends and distributions...........................      (0.29)            (0.70)              (0.28)
                                                                 ------            ------              ------

Net asset value, end of period..............................     $11.58            $12.04              $12.11
                                                                 ======            ======              ======

TOTAL RETURN+...............................................      (1.47)%(1)         5.36%               3.28%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       1.20 %(2)(5)      1.20%(4)(5)         1.20%(2)(3)

Net investment income.......................................       4.35 %(2)(5)      4.34%(5)            4.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $9,759            $7,599              $2,953

Portfolio turnover rate.....................................          4 %(1)           15%                 16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
James F. Willison
Vice President
Joseph R. Arcieri
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
TAX-EXEMPT
SECURITIES TRUST

[PHOTO]

SEMIANNUAL REPORT
JUNE 30, 1999